Organization And Description Of Business (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Description Of Business [Abstract]
Schedule Of Ownership Interest

	Crestwood
	Holdings	Public	Total
General partner interest	2.0%	—	2.0%
Limited partner interests:
Common unitholders	39.6%	43.9%	83.5%
Class C unitholders	0.2%	14.3%	14.5%
Total	41.8%	58.2%	100.0%